Research and Development and License Agreements (Details) - USD ($)							1 Months Ended
	Jul. 02, 2021	Oct. 11, 2020	Aug. 07, 2020	May 12, 2019	Apr. 11, 2019	Jun. 06, 2017	Jun. 30, 2021	Aug. 25, 2020	Mar. 19, 2018	Sep. 01, 2021
Research and Development and License Agreements (Details) [Line Items]
Description of license agreement						the Company’s exercise of the MedPharm Option under the MedPharm Research and Option Agreement, the Company entered into a license agreement, as amended on September 2, 2017 and October 31, 2017 (the “MedPharm License Agreement”), with MedPharm for the exclusive global rights to discover, develop, make, sell, market, and otherwise commercialize any pharmaceutical composition or preparation (in any and all dosage forms) in final form containing one or more compounds, including Epoladerm and OSF200, that was developed, manufactured or commercialized utilizing MedPharm’s spray formulation technology (“MedPharm Product”), to be used for any and all uses in humans (including all diagnostic, therapeutic and preventative uses). Under the MedPharm License Agreement, the Company is required to make future milestone and royalty payments to MedPharm. We are obligated to make aggregate milestone payments to MedPharm of up to GBP 1.150 million upon the achievement of specified development milestones (payable in Great British Pounds). Additional milestone payments are due upon the achievement of certain development and commercial milestones achieved outside the United States, payable on a country by country basis. Royalty payments must be paid to MedPharm in an amount equal to a single-digit percentage of net sales of all MedPharm Product sold by us during the royalty term in the territory. Royalties shall be payable, on a country-by-country basis, during the period of time commencing on the first commercial sale and ending upon the expiration of the last-to-expire patent claim on the licensed product, which is set to expire on December 4, 2028. Each party has the right to terminate the agreement in its entirety upon written notice to the other party if such other party is in material breach of the agreement and has not cured such breach within ninety (90) days after notice from the terminating party indicating the nature of such breach.
Description of lipocure agreement									the LipoCure Agreement, the Company was required to pay an upfront fee upon signing of $150,000 and are required to make future milestone and royalty payments to LipoCure. The Company is obligated to make aggregate milestone payments of up to $19.8 million upon the achievement of specified development and commercial milestones. Royalty payments must be paid in an amount equal to a single digit to low double-digit percentage of annual net sales of royalty qualifying products, subject to certain adjustments. Royalties shall be payable during the period of time, on a country-by-country basis, commencing on the first commercial sale and ending upon the expiration of the last-to-expire patent claim on the licensed product, which is set to expire on July 24, 2030.
Description of nanomerics collaboration agreement					the Company required to make royalty payments equal to a single digit percentage of annual net sales of royalty qualifying products. The Company is also required to make aggregate milestone payments of up to $103 million upon the achievement of specified development and commercial milestones, and sublicense fees for any sublicense relationships we enter into subsequent to the Nanomerics Collaboration Agreement. The Company’s obligation to pay royalties, on a country-by-country basis, shall commence on the date of first commercial sale of its licensed products and shall expire with respect to each separate licensed product, on the latest to occur of (a) the tenth (10th) anniversary of the first commercial sale of the first licensed product; (b) the expiration date of the last to expire of any valid claim (patent is set to expire on November 3, 2034); and, (c) the date upon which a generic product has been on the market for a period of no fewer than ninety (90) days. The Company has the right to terminate the agreement upon 180 days’ prior written notice to Nanomerics. Upon termination, the Company shall assign to Nanomerics all its right title and interest in all results other than results specific to (a) the Device (as defined in the Nanomerics Collaboration Agreement), its manufacture or use; and (b) the Technology, but excluding any clinical Results relating to the Compound or Licensed Products (all terms as defined in the Nanomerics Collaboration Agreement).
Description of nanomerics license agreement			the Company entered into a collaboration and license agreement with Nanomerics (the “Nanomerics License Agreement”) for the exclusive North American license to develop and commercialize a High-Density Molecular Masking Spray (MMS019) as an anti-viral barrier to prevent or reduce the risk or the intensity of viral infections in humans. Under the Nanomerics License Agreement, the Company is required to make royalty payments within a range of 5% to 15% of annual net sales of royalty qualifying products. The Company’s obligation to pay royalties, on a country-by-country basis, shall commence on the date of first commercial sale of its licensed products and shall expire with respect to each separate licensed product, on the latest to occur of (a) the tenth (10th) anniversary of the first commercial sale of the first licensed product; (b) the expiration date of the last to expire of any valid claim; and, (c) the date upon which a generic product has been on the market for a period of no fewer than ninety (90) days. The Company is also required to make aggregate milestone payments of up to $50 million upon the achievement of specified development and commercial milestones, and sublicense fees for any sublicense relationships we enter into subsequent to the Nanomerics License Agreement (any patent that issues from the currently filed provisional patent application would expire on August 24, 2041). The Company has the right to terminate the Nanomerics License Agreement upon 60 days’ prior written notice to Nanomerics. Upon termination, we shall assign to Nanomerics all its rights, title and interest in all of its results. Nanomerics has the right to terminate the agreement upon 60 days’ prior written notice if the Company has not secured funding by the Funding Expiry Date (as defined in the Nanomerics License Agreement). On December 31, 2020, the Company amended the Nanomerics License Agreement to extend the Funding Expiry Date to March 31, 2021.
Description of yissum research agreement		the Company entered into an Agreement for Rendering of Research Services with Yissum (the “October 2020 Yissum Research Agreement”) on substantially similar terms and conditions as detailed above in the May 2019 Yissum Research Agreement. Under the October 2020 Yissum Research Agreement, the Company shall provide funding for research and development studies to be performed by researchers at Hebrew University related to the formulation of Liposomal Bupivacaine as well as efficacy and PK studies in animals. In consideration for the research services, the Company agreed to pay research service fees of $81,000 in six equal monthly installments. In connection with the completion of our initial public offering, we paid Yissum $40,500 towards the total consideration of $81,000. All services to be provided under the October 2020 Yissum Research Agreement will be completed by June 30, 2021.		the Company entered into an Agreement for Rendering of Research Services (the “May 2019 Yissum Research Agreement”), with Yissum. Under the May 2019 Yissum Research Agreement, the Company shall provide funding for research and development studies to be performed by researchers at Hebrew University related to the formulation, preparation and characterization of Liposomal Bupivacaine for size zeta potential, drug loading and rate of drug release. In consideration for the research services, The Company agreed to pay research service fees of $81,000 in equal monthly installments. The Company retains ownership in all our intellectual property rights and any intellectual property belonging to either the Company or Yissum prior to the execution of the May 2019 Yissum Research Agreement will remain the sole property of either the Company or Yissum, respectively. All data generated from the provision of the May 2019 Yissum Research Agreement, including any reports, which are specifically required and contemplated under the May 2019 Yissum Research Agreement, shall be owned by the Company upon full payment of the research services fees. Each party will be entitled to terminate the agreement in the event of a breach by the other party of its obligations under the agreement, including, but not limited to, any payment failure, which is not remedied by the breaching party within 30 days of receipt of written notice from the non-breaching party. All services to be provided under the May 2019 Yissum Research Agreement will be completed by March 31, 2020.
Description of cooperative research and development agreement								the Company entered into a CRADA with NCATS. This collaboration is for the continued development of its product candidate, NES100, an intranasal peptide, for the management of acute and chronic non-cancer pain. The term of the CRADA is for a period of four years from the effective date of the agreement and can be terminated by both parties at any time by mutual written consent. In addition, either party may unilaterally terminate the CRADA at any time by providing written notice of at least sixty (60) days before the desired termination date. The agreement provides for studies that are focused on the pre-clinical characterization of NES100 as a novel analgesic for acute and chronic non-cancer pain, and for studies to further develop NES100 through IND enabling studies. There are certain development “Go/No Go” provisions within the agreement whereby, if certain events occur, or do not occur, NCATS may terminate the CRADA. These “No GO” provisions include: i) lack of efficacy in all animal pain models, ii) no reliable and sensitive bioanalytical method can be developed, iii) manufacturing failure due to inherent process scalability issues, iv) unacceptable toxicity or safety profile to enable clinical dosing, and v) inability to manufacture the NES100 dosage form.
Description of lipocure agreement.									the LipoCure Agreement, the Company was required to pay an upfront fee upon signing of $150,000 and is required to make future milestone and royalty payments to LipoCure. The Company is obligated to make aggregate milestone payments of up to $19.8 million upon the achievement of specified development and commercial milestones. Royalty payments must be paid in an amount equal to a single digit to low double-digit percentage of annual net sales of royalty qualifying products, subject to certain adjustments. Royalties shall be payable during the period of time, on a country-by-country basis, commencing on the first commercial sale and ending upon the expiration of the last-to-expire patent claim on the licensed product, which is set to expire on July 24, 2030.
Description of cooperative research and development agreement								The term of the CRADA is for a period of four years from May 6, 2020 (the effective date of the agreement) and can be terminated by both parties at any time by mutual written consent.
MedPharm License Agreement [Member]
Research and Development and License Agreements (Details) [Line Items]
Milestone and royalty payments						$ 1,150,000
Nanomerics Collaboration Agreement [Member]
Research and Development and License Agreements (Details) [Line Items]
Milestone and royalty payments			$ 50,000,000		$ 103,000,000
Nanomerics Collaboration Agreement [Member] | Minimum [Member]
Research and Development and License Agreements (Details) [Line Items]
Milestone and royalty payments percentage			5.00%
Nanomerics Collaboration Agreement [Member] | Maximum [Member]
Research and Development and License Agreements (Details) [Line Items]
Milestone and royalty payments percentage			15.00%
Yissum Research Agreement [Member]
Research and Development and License Agreements (Details) [Line Items]
Description of yissum research agreement		the Company entered into an Agreement for Rendering of Research Services with Yissum (the “October 2020 Yissum Research Agreement”) on substantially similar terms and conditions as detailed above under the May 2019 Yissum Research Agreement. Under the October 2020 Yissum Research Agreement, the Company shall provide funding for research and development studies to be performed by researchers at Hebrew University related to the formulation of Liposomal Bupivacaine as well as efficacy and PK studies in animals. In consideration for the research services, the Company agreed to pay research service fees of $81,000 in six equal monthly installments. In connection with the completion of the Company’s IPO, the Company paid Yissum $40,500 towards the total consideration of $81,000. All services to be provided under the October 2020 Yissum Research Agreement were completed by June 30, 2021.
Research service fees				$ 81,000
Research and development in process							$ 337,500
Lipocure Research Agreement [Member]
Research and Development and License Agreements (Details) [Line Items]
Research and development in process							$ 250,000
Lipocure Research Agreement [Member] | Subsequent Event [Member]
Research and Development and License Agreements (Details) [Line Items]
Research service fees	$ 200,000
Research and development in process	$ 400,000
Forecast [Member] | Lipocure Research Agreement [Member]
Research and Development and License Agreements (Details) [Line Items]
Research service fees paid in quarterly payments										$ 270,000